GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL.
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2020	17,445,205	(7,975,894)	9,469,311
(+/-) Foreign exchange effect	4,976,383	(2,342,175)	2,634,208
Balance as of December 31, 2020	22,421,588	(10,318,069)	12,103,519
(+/-) Foreign exchange effect	1,469,190	(595,284)	873,906
Results in operations with subsidiary and joint ventures (note 3.4)	(549,898)	—	(549,898)
Balance as of December 31, 2021	23,340,880	(10,913,353)	12,427,527
(+/-) Foreign exchange effect	(1,595,333)	802,270	(793,063)
Balance as of December 31, 2022	21,195,649	(10,111,083)	11,634,464

The amounts of goodwill by segment are as follows:

	2022	2021	2020
Brazil	373,135	373,135	373,135
Special Steel	3,844,314	4,111,619	3,828,841
North America	7,417,015	7,942,773	7,901,543
	11,634,464	12,427,527	12,103,519